Loans Receivable and Allowance for Loan Losses - Troubled Debt Restructurings Which, during the Periods Indicated defaulted within Twelve Months of Restructuring (Detail) (Real Estate [Member], One-to-Four Family Real Estate [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2014 SecurityLoan
Real Estate [Member] | One-to-Four Family Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Pre-restructuring Outstanding Recorded Investment	$ 212
Post-restructuring Outstanding Recorded Investment	$ 208